Notes Receivable from Participants	12 Months Ended
Dec. 31, 2025
EBP 200
EBP, Debt [Line Items]
Notes Receivable from Participants	Notes Receivable from Participants
The Plan had participant loans outstanding at December 31, 2025 and December 31, 2024 of $1,524 and $1,524, respectively. Delinquent notes receivable from participants are reclassified to benefit payments based on terms of the Plan document.